DESCRIPTION OF BUSINESS AND ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Internally developed software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Computers
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Security systems
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum | Software implementation costs
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years